Land Use Right, Net (Details) - USD ($)	1 Months Ended		6 Months Ended
	Jan. 31, 2023	Jun. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Feb. 13, 2023	Jan. 31, 2022
Land Use Right, Net (Details) [Line Items]
Amortization expense			$ 105,398	$ 126,442
Land use right, description		On June 28, 2021, Jiangsu EZGO has completed the asset acquisition of Tianjin Jiahao for $10.16 million, and Tianjin Jiahao became Jiangsu EZGO’s wholly owned subsidiary.
Original value of buildings						$ 3,100,000
Land use right term period			36 years 6 months
Carrying amount			$ 6,823,791
Equity interest rate			100.00%		100.00%
Acquired land use rights			$ 1,748,169
Land Use Right of Jiangsu New Energy [Member]
Land Use Right, Net (Details) [Line Items]
Acquired land use rights	$ 1,775,788